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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunities Fund (formerly Columbia Variable Portfolio – Marsico International Opportunities Fund)

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.8%
AUSTRALIA 2.8%
Domino’s Pizza Enterprises Ltd.	121,880	$3,437,623

BELGIUM 2.0%
UCB SA	35,437	2,560,008

BERMUDA 3.7%
Norwegian Cruise Line Holdings Ltd. (a)	84,284	4,552,179

CANADA 12.8%
Canadian Pacific Railway Ltd.	26,974	4,938,826
Gildan Activewear, Inc.	84,096	2,479,290
Novadaq Technologies, Inc. (a)	23,934	388,688
Restaurant Brands International, Inc.	80,601	3,090,273
Valeant Pharmaceuticals International, Inc. (a)	25,304	4,998,866
Total		15,895,943

CHINA 14.1%
Alibaba Group Holding Ltd., ADR (a)	63,688	5,301,389
Baidu, Inc., ADR (a)	24,964	5,202,498
Tencent Holdings Ltd.	368,800	7,003,481
Total		17,507,368

DENMARK 2.0%
Novo Nordisk A/S, Class B	46,213	2,467,025

GERMANY 5.9%
Bayerische Motoren Werke AG	27,769	3,458,217
Infineon Technologies AG	324,599	3,861,734
Total		7,319,951

INDIA 1.9%
Tata Motors Ltd., ADR	51,761	2,332,351

IRELAND 7.1%
Actavis PLC (a)	16,151	4,806,861
Ryanair Holdings PLC, ADR	59,802	3,992,979
Total		8,799,840

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 5.6%
FANUC Corp.	11,500	$2,510,609
Ono Pharmaceutical Co., Ltd.	21,800	2,459,999
Start Today Co., Ltd.	78,300	2,061,242
Total		7,031,850

NETHERLANDS 7.9%
ASML Holding NV	46,428	4,706,849
NXP Semiconductors NV (a)	51,165	5,134,919
Total		9,841,768

SWITZERLAND 2.0%
Novartis AG, Registered Shares	25,941	2,560,389

UNITED KINGDOM 15.7%
ARM Holdings PLC	212,548	3,452,051
Auto Trader Group PLC (a)	313,406	1,170,402
Domino’s Pizza Group PLC	322,565	3,708,891
Hargreaves Lansdown PLC	220,427	3,759,874
Liberty Global PLC, Class C (a)	150,372	7,490,029
Total		19,581,247

UNITED STATES 9.3%
Alkermes PLC (a)	42,263	2,576,775
Endo International PLC (a)	58,807	5,274,988
MasterCard, Inc., Class A	42,712	3,689,890
Total		11,541,653

Total Common Stocks (Cost: $97,855,109)		$115,429,195

	Shares	Value

Money Market Funds 7.1%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	8,860,255	$8,860,255

Total Money Market Funds (Cost: $8,860,255)		$8,860,255

Total Investments
(Cost: $106,715,364) (d)		$124,289,450(e)
Other Assets & Liabilities, Net		182,221
Net Assets		$124,471,671

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,203,334	33,342,956	(25,686,035)	8,860,255	1,189	8,860,255

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $106,715,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,109,000
Unrealized Depreciation	(535,000)
Net Unrealized Appreciation	$17,574,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	19,944,121	12,665,973	—	32,610,094
Financials	—	3,759,874	—	3,759,874
Health Care	18,046,178	10,047,421	—	28,093,599
Industrials	8,931,806	2,510,609	—	11,442,415
Information Technology	19,328,696	20,194,517	—	39,523,213
Total Equity Securities	66,250,801	49,178,394	—	115,429,195
Mutual Funds
Money Market Funds	8,860,255	—	—	8,860,255
Total Mutual Funds	8,860,255	—	—	8,860,255
Total	75,111,056	49,178,394	—	124,289,450

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico 21st Century Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 18.7%
Automobiles 1.2%
Tesla Motors, Inc. (a)	6,593	$1,244,560

Hotels, Restaurants & Leisure 6.5%
Domino’s Pizza, Inc.	17,913	1,801,152
Norwegian Cruise Line Holdings Ltd. (a)	62,165	3,357,532
Popeyes Louisiana Kitchen, Inc. (a)	13,365	799,494
Wynn Resorts Ltd.	8,945	1,125,997
Total		7,084,175
Media 8.4%
Comcast Corp., Class A	46,527	2,627,379
Time Warner, Inc.	31,684	2,675,397
Walt Disney Co. (The)	35,848	3,760,097
Total		9,062,873
Multiline Retail 1.3%
Burlington Stores, Inc. (a)	24,552	1,458,880

Specialty Retail 1.3%
O’Reilly Automotive, Inc. (a)	6,399	1,383,720
TOTAL CONSUMER DISCRETIONARY		20,234,208

CONSUMER STAPLES 3.7%
Beverages 3.3%
Constellation Brands, Inc., Class A (a)	30,858	3,586,008

Food Products 0.4%
Keurig Green Mountain, Inc.	3,712	414,742
TOTAL CONSUMER STAPLES		4,000,750

FINANCIALS 4.6%
Banks 1.4%
First Republic Bank	26,819	1,531,097

Capital Markets 3.2%
Charles Schwab Corp. (The)	60,052	1,827,983
Morgan Stanley	46,447	1,657,693
Total		3,485,676
TOTAL FINANCIALS		5,016,773

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 22.8%
Biotechnology 9.7%
Alkermes PLC (a)	32,367	$1,973,416
Biogen, Inc. (a)	12,878	5,437,606
Juno Therapeutics, Inc. (a)	10,889	660,527
Receptos, Inc. (a)	3,736	616,029
Regeneron Pharmaceuticals, Inc. (a)	4,083	1,843,393
Total		10,530,971
Health Care Equipment & Supplies 0.9%
DexCom, Inc. (a)	15,090	940,711

Health Care Providers & Services 2.7%
Envision Healthcare Holdings, Inc. (a)	75,533	2,896,690

Life Sciences Tools & Services 1.4%
Illumina, Inc. (a)	8,517	1,581,096

Pharmaceuticals 8.1%
Actavis PLC (a)	14,891	4,431,860
Endo International PLC (a)	30,316	2,719,345
Merck & Co., Inc.	28,286	1,625,879
Total		8,777,084
TOTAL HEALTH CARE		24,726,552

INDUSTRIALS 11.8%
Aerospace & Defense 6.5%
B/E Aerospace, Inc.	30,473	1,938,692
Boeing Co. (The)	18,266	2,741,362
Lockheed Martin Corp.	11,896	2,414,412
Total		7,094,466
Air Freight & Logistics 0.5%
XPO Logistics, Inc. (a)	11,677	530,953

Airlines 1.8%
Delta Air Lines, Inc.	42,732	1,921,231

Road & Rail 3.0%
Genesee & Wyoming, Inc., Class A (a)	18,219	1,757,040
Union Pacific Corp.	14,170	1,534,753
Total		3,291,793
TOTAL INDUSTRIALS		12,838,443

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 33.1%
Communications Equipment 1.0%
Palo Alto Networks, Inc. (a)	7,513	$1,097,499

Internet Software & Services 11.7%
Alibaba Group Holding Ltd., ADR (a)	28,557	2,377,085
CoStar Group, Inc. (a)	6,681	1,321,702
Facebook, Inc., Class A (a)	74,098	6,091,967
LinkedIn Corp., Class A (a)	11,600	2,898,376
Total		12,689,130
IT Services 5.2%
FleetCor Technologies, Inc. (a)	17,926	2,705,392
MasterCard, Inc., Class A	34,107	2,946,504
Total		5,651,896
Semiconductors & Semiconductor Equipment 6.5%
ARM Holdings PLC	101,174	1,643,195
ASML Holding NV	19,466	1,966,650
NXP Semiconductors NV (a)	33,918	3,404,011
Total		7,013,856
Software 5.7%
Electronic Arts, Inc. (a)	47,941	2,819,650
Mobileye NV (a)	13,122	551,517
salesforce.com, Inc. (a)	41,980	2,804,684
Total		6,175,851
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	26,353	3,279,104
TOTAL INFORMATION TECHNOLOGY		35,907,336

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.1%
Chemicals 2.1%
Sherwin-Williams Co. (The)	7,880	$2,241,860
TOTAL MATERIALS		2,241,860

TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
SBA Communications Corp., Class A (a)	16,061	1,880,743
TOTAL TELECOMMUNICATION SERVICES		1,880,743

Total Common Stocks (Cost: $80,735,882)		$106,846,665

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	1,990,909	$1,990,909

Total Money Market Funds (Cost: $1,990,909)		$1,990,909

Total Investments
(Cost: $82,726,791) (d)		$108,837,574(e)
Other Assets & Liabilities, Net		(294,320)
Net Assets		$108,543,254

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,245,940	13,403,093	(13,658,124)	1,990,909	478	1,990,909

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $82,727,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,875,000
Unrealized Depreciation	(764,000)
Net Unrealized Appreciation	$26,111,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,234,208	—	—	20,234,208
Consumer Staples	4,000,750	—	—	4,000,750
Financials	5,016,773	—	—	5,016,773
Health Care	24,726,552	—	—	24,726,552
Industrials	12,838,443	—	—	12,838,443
Information Technology	34,264,141	1,643,195	—	35,907,336
Materials	2,241,860	—	—	2,241,860
Telecommunication Services	1,880,743	—	—	1,880,743
Total Equity Securities	105,203,470	1,643,195	—	106,846,665
Mutual Funds
Money Market Funds	1,990,909	—	—	1,990,909
Total Mutual Funds	1,990,909	—	—	1,990,909
Total	107,194,379	1,643,195	—	108,837,574

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Focused Equities Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 19.8%
Hotels, Restaurants & Leisure 3.9%
Starbucks Corp.	26,362	$2,496,481

Media 9.0%
Comcast Corp., Class A	30,602	1,728,095
Time Warner Cable, Inc.	4,101	614,658
Walt Disney Co. (The)	31,803	3,335,817
Total		5,678,570
Multiline Retail 3.0%
Dollar Tree, Inc. (a)	23,592	1,914,373

Textiles, Apparel & Luxury Goods 3.9%
Nike, Inc., Class B	24,874	2,495,608
TOTAL CONSUMER DISCRETIONARY		12,585,032

CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
CVS Health Corp.	11,059	1,141,399
TOTAL CONSUMER STAPLES		1,141,399

FINANCIALS 3.0%
Capital Markets 3.0%
Charles Schwab Corp. (The)	63,658	1,937,749
TOTAL FINANCIALS		1,937,749

HEALTH CARE 31.8%
Biotechnology 15.1%
Biogen, Inc. (a)	10,391	4,387,496
Celgene Corp. (a)	14,846	1,711,447
Gilead Sciences, Inc. (a)	19,506	1,914,124
Vertex Pharmaceuticals, Inc. (a)	13,503	1,592,949
Total		9,606,016
Health Care Providers & Services 6.8%
HCA Holdings, Inc. (a)	30,956	2,328,820
UnitedHealth Group, Inc.	16,994	2,010,220
Total		4,339,040
Pharmaceuticals 9.9%
Actavis PLC (a)	7,601	2,262,210
Novartis AG, Registered Shares	19,629	1,937,392
Pacira Pharmaceuticals, Inc. (a)	16,339	1,451,720

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (a)	3,217	$638,960
Total		6,290,282
TOTAL HEALTH CARE		20,235,338

INDUSTRIALS 8.1%
Aerospace & Defense 3.0%
Boeing Co. (The)	12,693	1,904,965

Road & Rail 5.1%
Canadian Pacific Railway Ltd.	17,687	3,231,415
TOTAL INDUSTRIALS		5,136,380

INFORMATION TECHNOLOGY 26.8%
Internet Software & Services 11.5%
Alibaba Group Holding Ltd., ADR (a)	23,282	1,937,994
Facebook, Inc., Class A (a)	52,554	4,320,727
LinkedIn Corp., Class A (a)	4,193	1,047,663
Total		7,306,384
IT Services 5.2%
Visa, Inc., Class A	50,300	3,290,123

Semiconductors & Semiconductor Equipment 3.1%
ASML Holding NV	19,408	1,960,790

Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	36,025	4,482,591
TOTAL INFORMATION TECHNOLOGY		17,039,888

MATERIALS 5.9%
Chemicals 5.9%
Monsanto Co.	5,347	601,751
Sherwin-Williams Co. (The)	11,109	3,160,511
Total		3,762,262
TOTAL MATERIALS		3,762,262

Total Common Stocks (Cost: $44,324,923)		$61,838,048

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	2,399,889	$2,399,889

Total Money Market Funds (Cost: $2,399,889)		$2,399,889

Total Investments
(Cost: $46,724,812) (d)	$64,237,937(e)
Other Assets & Liabilities, Net	(616,465)
Net Assets	$63,621,472

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,550,205	8,442,202	(9,592,518)	2,399,889	476	2,399,889

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $46,725,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,711,000
Unrealized Depreciation	(198,000)
Net Unrealized Appreciation	$17,513,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	12,585,032	—	—	12,585,032
Consumer Staples	1,141,399	—	—	1,141,399
Financials	1,937,749	—	—	1,937,749
Health Care	18,297,946	1,937,392	—	20,235,338
Industrials	5,136,380	—	—	5,136,380
Information Technology	17,039,888	—	—	17,039,888
Materials	3,762,262	—	—	3,762,262
Total Equity Securities	59,900,656	1,937,392	—	61,838,048
Mutual Funds
Money Market Funds	2,399,889	—	—	2,399,889
Total Mutual Funds	2,399,889	—	—	2,399,889
Total	62,300,545	1,937,392	—	64,237,937

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Growth Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 19.5%
Automobiles 1.3%
Tesla Motors, Inc. (a)	17,576	$3,317,821

Hotels, Restaurants & Leisure 5.0%
Chipotle Mexican Grill, Inc. (a)	2,022	1,315,392
Royal Caribbean Cruises Ltd.	34,252	2,803,526
Starbucks Corp.	68,086	6,447,744
Wynn Resorts Ltd.	22,580	2,842,371
Total		13,409,033
Media 6.2%
Comcast Corp., Class A	88,565	5,001,266
Walt Disney Co. (The)	110,398	11,579,646
Total		16,580,912
Multiline Retail 3.0%
Dollar Tree, Inc. (a)	100,259	8,135,517

Textiles, Apparel & Luxury Goods 4.0%
lululemon athletica, Inc. (a)	31,458	2,013,941
Nike, Inc., Class B	86,427	8,671,221
Total		10,685,162
TOTAL CONSUMER DISCRETIONARY		52,128,445

CONSUMER STAPLES 2.0%
Food & Staples Retailing 2.0%
CVS Health Corp.	52,268	5,394,580

TOTAL CONSUMER STAPLES		5,394,580

FINANCIALS 2.4%
Capital Markets 2.4%
Charles Schwab Corp. (The)	207,315	6,310,669

TOTAL FINANCIALS		6,310,669

HEALTH CARE 28.2%
Biotechnology 13.5%
Biogen, Inc. (a)	35,891	15,154,616
Celgene Corp. (a)	60,682	6,995,421
Gilead Sciences, Inc. (a)	61,712	6,055,798
Incyte Corp. (a)	14,345	1,314,863
Vertex Pharmaceuticals, Inc. (a)	56,591	6,676,040
Total		36,196,738

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 6.0%
HCA Holdings, Inc. (a)	108,068	$8,129,956
UnitedHealth Group, Inc.	66,728	7,893,255
Total		16,023,211
Life Sciences Tools & Services 0.7%
Illumina, Inc. (a)	10,920	2,027,189

Pharmaceuticals 8.0%
Actavis PLC (a)	31,851	9,479,495
Merck & Co., Inc.	75,997	4,368,308
Pacira Pharmaceuticals, Inc. (a)	46,458	4,127,793
Valeant Pharmaceuticals International, Inc. (a)	16,931	3,362,835
Total		21,338,431
TOTAL HEALTH CARE		75,585,569

INDUSTRIALS 14.0%
Aerospace & Defense 4.3%
Boeing Co. (The)	39,071	5,863,776
Lockheed Martin Corp.	28,128	5,708,859
Total		11,572,635
Airlines 2.0%
Delta Air Lines, Inc.	119,517	5,373,484

Road & Rail 7.7%
Canadian Pacific Railway Ltd.	58,243	10,640,996
Union Pacific Corp.	92,466	10,014,992
Total		20,655,988
TOTAL INDUSTRIALS		37,602,107

INFORMATION TECHNOLOGY 29.1%
Internet Software & Services 11.6%
Alibaba Group Holding Ltd., ADR (a)	78,317	6,519,107
Facebook, Inc., Class A (a)	183,712	15,103,882
LinkedIn Corp., Class A (a)	15,927	3,979,520
Tencent Holdings Ltd.	294,500	5,592,531
Total		31,195,040
IT Services 5.6%
FleetCor Technologies, Inc. (a)	31,487	4,752,018
Visa, Inc., Class A	155,532	10,173,348
Total		14,925,366

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 4.0%
ASML Holding NV	52,129	$5,266,593
NXP Semiconductors NV (a)	55,009	5,520,703
Total		10,787,296
Software 2.3%
Electronic Arts, Inc. (a)	58,484	3,439,736
salesforce.com, Inc. (a)	40,805	2,726,182
Total		6,165,918
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	119,625	14,884,939

TOTAL INFORMATION TECHNOLOGY		77,958,559

MATERIALS 4.1%
Chemicals 4.1%
Monsanto Co.	19,385	2,181,588
Sherwin-Williams Co. (The)	31,040	8,830,880
Total		11,012,468
TOTAL MATERIALS		11,012,468

Total Common Stocks (Cost: $198,750,675)		$265,992,397

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	2,052,261	$2,052,261

Total Money Market Funds (Cost: $2,052,261)		$2,052,261

Total Investments
(Cost: $200,802,936) (d)		$268,044,658(e)
Other Assets & Liabilities, Net		(251,385)
Net Assets		$267,793,273

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,740,797	27,656,203	(33,344,739)	2,052,261	1,532	2,052,261

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $200,803,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,425,000
Unrealized Depreciation	(3,183,000)
Net Unrealized Appreciation	$67,242,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	52,128,445	—	—	52,128,445
Consumer Staples	5,394,580	—	—	5,394,580
Financials	6,310,669	—	—	6,310,669
Health Care	75,585,569	—	—	75,585,569
Industrials	37,602,107	—	—	37,602,107
Information Technology	72,366,028	5,592,531	—	77,958,559
Materials	11,012,468	—	—	11,012,468
Total Equity Securities	260,399,866	5,592,531	—	265,992,397
Mutual Funds
Money Market Funds	2,052,261	—	—	2,052,261
Total Mutual Funds	2,052,261	—	—	2,052,261
Total	262,452,127	5,592,531	—	268,044,658

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2015